10 ACQUISITION OF ZIPLOOP ASSETS: Schedule of Fair Value of Consideration (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Fair Value of Consideration

Exclusivity payment	$25,000
Purchase price based on issuance of Shares	500,000
Consideration Payable	$525,000